NATIXIS FUNDS

Supplement dated September 10, 2020 to the Statutory Prospectus, dated June 1, 2020, as may be revised or supplemented from time to time, for the following Funds:

Natixis Sustainable Future 2015 Fund®	Natixis Sustainable Future 2040 Fund®
Natixis Sustainable Future 2020 Fund®	Natixis Sustainable Future 2045 Fund®
Natixis Sustainable Future 2025 Fund®	Natixis Sustainable Future 2050 Fund®
Natixis Sustainable Future 2030 Fund®	Natixis Sustainable Future 2055 Fund®
Natixis Sustainable Future 2035 Fund®	Natixis Sustainable Future 2060 Fund®

(each a “Fund” and together the “Funds”)

On September 10, 2020, the Board of Trustees (the “Board”) of Natixis Funds Trust IV (the “Trust”) approved several changes to the Funds including (i) an investment strategy change and name change for the existing Mirova Carbon Neutral U.S. Equity Segment of each Fund; (ii) revisions to the Funds’ advisory and sub-advisory agreements to reduce the sub-advisory fee rate for the existing Loomis Sayles Core Fixed Income Segment of each Fund; and (iii) removal of references to certain underlying segments of the Funds to which Natixis Advisors will no longer allocate assets.

Effective October 30, 2020, the sub-advisory fee rate for the Loomis Sayles Core Fixed Income Segment is reduced from 0.20% to 0.15% of the average daily net assets of the segment.

Effective October 30, 2020, the Glide Path chart under “Principal Investment Strategies” within the section “Investments, Risks and Performance” of each Fund Summary is replaced with the following:

Effective October 30, 2020, Pramila Agrawal will join the portfolio management team of each Fund. Accordingly, the information within the “Loomis Sayles” subsection under the subsection “Portfolio Managers” within the section “Management” in each Fund Summary is revised to include the following:

Pramila Agrawal, CFA®, PhD has served as a portfolio manager of the Fund since 2020.

Additionally, effective October 30, 2020, Daniel Conklin, Clifton V. Rowe, Jens Peers, Hua Cheng and Amber Fairbanks will no longer serve as portfolio managers of the Funds. Accordingly, all references and corresponding disclosure related to Mr. Conklin, Mr. Rowe, Mr. Peers, Mr. Cheng and Ms. Fairbanks are hereby deleted.

Effective October 30, 2020, the Funds will no longer maintain the flexibility to invest in the AIA Emerging Markets ESG Segment and the Mirova Global Sustainable Equity ADR Segment. Accordingly, all references and corresponding disclosure related to the AIA Emerging Markets ESG Segment and the Mirova Global Sustainable Equity ADR Segment are hereby deleted.

Effective October 30, 2020, the Mirova Carbon Neutral U.S. Equity Segment’s name will be changed to the “Mirova Climate Ambition U.S. Equity Segment.” Accordingly, all references to the “Mirova Carbon Neutral U.S. Equity Segment” are hereby deleted and replaced with the “Mirova Climate Ambition U.S. Equity Segment.”

Effective October 30, 2020, the Mirova Carbon Neutral U.S. Equity Segment description under the heading “U.S. Equity” within the “Equity” subsection within the “Principal Investment Strategies” subsection within the “More About Goals and Strategies” section in the Funds’ Prospectus is amended and restated as follows:

Mirova Climate Ambition U.S. Equity Segment – Invests in equity securities within a universe comprised of large capitalization U.S. equity securities and additional “climate stocks” that Mirova US believes to be beneficiaries of the transition to a less carbon-centric economy. “Climate stocks” are issued by companies that Mirova US believes derive a significant portion of their revenues from activities with a positive climate impact. Mirova US selects securities from this universe that it believes demonstrate acceptable positive practices with regard to climate impact and ESG considerations. Mirova US uses a third-party service provider to assess the climate impact of companies in the investment universe, taking into account both a company’s carbon emissions and the carbon emissions that a company’s products and services help to avoid. The portfolio managers then attempt to construct a portfolio that has high positive climate impact (as shown by the reduction in induced emissions and the increase in saved emissions compared to the S&P 500® Index) and that the portfolio managers believe can outperform the S&P 500® Index, while integrating considerations such as the risk characteristics of the S&P 500® Index, ESG criteria, fundamental views on “climate stocks” and turnover. The portfolio managers may sell a security if its climate impact is no longer within acceptable parameters, if its ESG criteria deteriorate, if another opportunity is more attractive, to adjust risk characteristics relative to the S&P 500® Index or for risk management purposes.

Effective October 30, 2020, the following underlying fund descriptions are hereby added under the “Non-U.S. Equity” section within the “Equity” subsection within the “Principal Investment Strategies” subsection in the “More About Goals and Strategies” section in the Funds’ Prospectus:

WCM Focused International Growth Fund – Under normal circumstances, the Fund invests at least 75% of its net assets in equity securities of non-U.S. domiciled companies or depository receipts of non-U.S. domiciled companies located in developed countries and in emerging and frontier market countries. Emerging and frontier countries or markets are those countries or markets with low- to middle-income economies as classified by the World Bank or included in any of the Morgan Stanley Capital International

(MSCI) emerging markets or frontier markets indices. The Fund’s advisor considers a company to be in an emerging or frontier country or market if the company has been organized under the laws of, has its principal offices in, or has its securities principally traded in, the emerging or frontier country or market, or if the company derives at least 50% of its revenues, net profits or incremental revenue growth (typically over the past five years) from, or has at least 50% of assets or production capacities in, the emerging or frontier country or market.

The Fund’s investments in equity securities may include common stocks and depository receipts. The Fund’s investments in depository receipts may include American, European, Canadian and Global Depository Receipts (“ADRs”, “EDRs”, “CDRs” and “GDRs”, respectively). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. EDRs and GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets.

The Fund’s advisor uses a bottom-up approach that seeks to identify companies with attractive fundamentals, such as long-term growth in revenue and earnings, and that show a strong probability for superior future growth. The advisor’s investment process focuses on seeking companies that are industry leaders with strengthening competitive advantages; corporate cultures emphasizing strong, quality and experienced management; low or no debt; and attractive relative valuations. The Fund’s advisor also considers other factors including political risk, monetary policy risk, and regulatory risk in selecting securities.

Although the Fund may invest in any size companies, it generally invests in large capitalization established multinational companies. The Fund’s advisor considers large capitalization companies to be those with market capitalization of $5 billion or greater at the time of investment. The Fund generally invests in securities of companies located in different regions and in at least three different countries. However, from time to time, the Fund may have a significant portion of its assets invested in the securities of companies in one or a few countries or regions. The Fund may make significant investments in certain sectors or group of sectors within a particular industry or industries from time to time.

WCM Focused Emerging Markets Fund – Under normal market conditions, the Fund invests at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of companies in emerging or frontier countries or markets. Emerging and frontier countries or markets are those countries or markets with low- to middle-income economies as classified by the World Bank or included in any of the Morgan Stanley Capital International (MSCI) emerging markets or frontier markets indices. The Fund’s advisor considers a company to be in an emerging or frontier country or market if the company has been organized under the laws of, has its principal offices in, or has its securities principally traded in, the emerging or frontier country or market, or if the company derives at least 50% of its revenues, net profits or incremental revenue growth (typically over the past five years) from, or has at least 50% of assets or production capacities in, the emerging or frontier country or market.

The Fund’s advisor expects the Fund to primarily invest in equity securities under normal circumstances. The Fund’s equity investments include common stock and depository receipts. The Fund’s investments in depository receipts may include American, European, Canadian and Global Depository Receipts (“ADRs”, “EDRs”, “CDRs” and “GDRs”, respectively).

The Fund’s advisor uses a bottom-up approach that seeks to identify companies with attractive fundamentals, such as long-term historical growth in revenue and earnings, and/or a strong probability for superior future growth. The advisor’s investment process seeks companies that are industry leaders with strengthening competitive advantages; corporate cultures emphasizing strong, quality and experienced management; low or no debt; and attractive relative valuations. The Fund’s advisor also considers other factors including political risk, monetary policy risk, and regulatory risk in selecting securities.

The Fund may invest in securities of any size companies. The Fund generally invests in the securities of companies domiciled in at least three different countries. However, from time to time, the Fund may have a significant portion of its assets invested in the securities of companies domiciled in one or a few countries or regions. The Fund may make significant investments in certain sectors or group of sectors within a particular industry or industries from time to time.

Effective October 30, 2020, the Funds’ target allocations table and the Funds’ Glide Path chart within the third paragraph under the subsection “Additional Information” within the section “More About Goals and Strategies” in the Funds’ Prospectus are amended and restated as follows:

Subject to the oversight of Natixis Advisors, the Funds’ Subadviser, Wilshire, determines each Fund’s glide path and target allocations. The following table lists each Fund’s target allocations as of October 30, 2020. Under normal market conditions, each Fund may deviate no more than plus or minus 10% from its target equity and fixed-income allocations. The fixed-income allocations include cash allocations.

	2015 Fund	2020 Fund	2025 Fund	2030 Fund	2035 Fund	2040 Fund	2045 Fund	2050 Fund	2055 Fund	2060 Fund
Equity	42.5%	50.5%	59.0%	67.5%	76.5%	84.0%	89.0%	92.5%	92.5%	92.5%
U.S. Equity	29.5%	35.0%	39.5%	45.5%	52.0%	57.0%	59.0%	60.0%	60.0%	60.0%
Non-U.S. Equity	13.0%	15.5%	19.5%	22.0%	24.5%	27.0%	30.0%	32.5%	32.5%	32.5%
Fixed-Income	57.5%	49.5%	41.0%	32.5%	23.5%	16.0%	11.0%	7.5%	7.5%	7.5%

The following glide path represents the shifting of equity and fixed-income allocations over time and shows how each Fund’s asset mix becomes more conservative as the target date approaches and passes. This reflects individuals’ expected need for reduced market risks as retirement approaches and for low portfolio volatility after retirement. Each Fund is a “through” target date fund. This means that each Fund is expected to reach its final allocations approximately 10 years past its target year.

Effective October 30, 2020, the subsection “Meet the Funds’ Portfolio Managers” under the section “Management Team” in the Funds’ Statutory Prospectus is revised to include the following within the “Loomis Sayles” subsection:

Pramila Agrawal, CFA®, PhD has served as a portfolio manager of the Loomis Sayles Core Fixed Income Segment of each Fund since 2020. Ms. Agrawal, Vice President and Head of the Custom Income Strategies Group, joined Loomis Sayles in 2007. She earned a BE from BITS in India and an MS and PhD in Robotics from Vanderbilt University. Ms. Agrawal holds the designation of Chartered Financial Analyst® and has over 13 years of investment experience.

NATIXIS FUNDS

Supplement dated September 10, 2020 to the Summary Prospectuses, each dated June 1, 2020, as may be revised or supplemented from time to time, for the following Funds:

Natixis Sustainable Future 2015 Fund®	Natixis Sustainable Future 2040 Fund®
Natixis Sustainable Future 2020 Fund®	Natixis Sustainable Future 2045 Fund®
Natixis Sustainable Future 2025 Fund®	Natixis Sustainable Future 2050 Fund®
Natixis Sustainable Future 2030 Fund®	Natixis Sustainable Future 2055 Fund®
Natixis Sustainable Future 2035 Fund®	Natixis Sustainable Future 2060 Fund®

(each a “Fund” and together the “Funds”)

On September 10, 2020, the Board of Trustees (the “Board”) of Natixis Funds Trust IV (the “Trust”) approved several changes to the Funds including (i) an investment strategy change and name change for the existing Mirova Carbon Neutral U.S. Equity Segment of each Fund; (ii) revisions to the Funds’ advisory and sub-advisory agreements to reduce the sub-advisory fee rate for the existing Loomis Sayles Core Fixed Income Segment of each Fund; and (iii) removal of references to certain underlying segments of the Funds to which Natixis Advisors will no longer allocate assets.

Effective October 30, 2020, the sub-advisory fee rate for the Loomis Sayles Core Fixed Income Segment is reduced from 0.20% to 0.15% of the average daily net assets of the segment.

Effective October 30, 2020, the Glide Path chart under “Principal Investment Strategies” within the section “Investments, Risks and Performance” of each Fund Summary is replaced with the following:

Effective October 30, 2020, Pramila Agrawal will join the portfolio management team of each Fund. Accordingly, the information within the “Loomis Sayles” subsection under the subsection “Portfolio Managers” within the section “Management” in each Fund Summary is revised to include the following:

Pramila Agrawal, CFA®, PhD has served as a portfolio manager of the Fund since 2020.

Additionally, effective October 30, 2020, Daniel Conklin, Clifton V. Rowe, Jens Peers, Hua Cheng and Amber Fairbanks will no longer serve as portfolio managers of the Funds. Accordingly, all references and corresponding disclosure related to Mr. Conklin, Mr. Rowe, Mr. Peers, Mr. Cheng and Ms. Fairbanks are hereby deleted.

NATIXIS FUNDS

Supplement dated September 10, 2020 to the Statement of Additional Information, dated June 1, 2020, as may be revised or supplemented from time to time, for the following Funds:

Natixis Sustainable Future 2015 Fund®	Natixis Sustainable Future 2040 Fund®
Natixis Sustainable Future 2020 Fund®	Natixis Sustainable Future 2045 Fund®
Natixis Sustainable Future 2025 Fund®	Natixis Sustainable Future 2050 Fund®
Natixis Sustainable Future 2030 Fund®	Natixis Sustainable Future 2055 Fund®
Natixis Sustainable Future 2035 Fund®	Natixis Sustainable Future 2060 Fund®

(each a “Fund” and together the “Funds”)

On September 10, 2020, the Board of Trustees (the “Board”) of Natixis Funds Trust IV (the “Trust”) approved several changes to the Funds including (i) an investment strategy change and name change for the existing Mirova Carbon Neutral U.S. Equity Segment of each Fund; (ii) revisions to the Funds’ advisory and sub-advisory agreements to reduce the sub-advisory fee rate for the existing Loomis Sayles Core Fixed Income Segment of each Fund; and (iii) removal of references to certain underlying segments of the Funds to which Natixis Advisors will no longer allocate assets.

Effective October 30, 2020, the Mirova Carbon Neutral U.S. Equity Segment’s name will be changed to the “Mirova Climate Ambition U.S. Equity Segment.” Accordingly, all references to the “Mirova Carbon Neutral U.S. Equity Segment” will be hereby deleted and replaced with the “Mirova Climate Ambition U.S. Equity Segment.”

Effective October 30, 2020, the Funds will no longer maintain the flexibility to invest in the AIA Emerging Markets ESG Segment and the Mirova Global Sustainable Equity ADR Segment. Accordingly, all references and corresponding disclosure related to the AIA Emerging Markets ESG Segment and the Mirova Global Sustainable Equity ADR Segment are hereby deleted.

Effective October 30, 2020, the sub-advisory fee rate for the Loomis Sayles Core Fixed Income Segment is reduced from 0.20% to 0.15%. The table regarding the sub-advisory fee rate for the Loomis Sayles Core Fixed Income Segment within the subsection “Subadvisory Fees” in the section “Fund Charges and Expenses” is amended with respect to the Segment as follows:

Segment	Subadvisory Fee Payable to Loomis Sayles (as a % of average daily net assets of the Segment)
Loomis Sayles Core Fixed Income Segment	0.15%

Effective October 30, 2020, the last two sentences in the third paragraph under “Administrative Services” in the section “Other Arrangements” are hereby deleted.

Effective October 30, 2020, Pramila Agrawal will join the portfolio management team of each Fund.

Accordingly, the following information supplements the subsections “Portfolio Managers’ Management of Other Accounts” and “Portfolio Managers’ Ownership of Fund Shares” within the section “Portfolio Management Information.”

Portfolio Managers’ Management of Other Accounts

The following table provides information on the other accounts managed by Ms. Agrawal as of June 30, 2020:

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance
Name of Portfolio Manager	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets
Pramila Agrawal (Loomis Sayles)	0	0	0	0	10	$8.7 billion	0	0	17	$2.9 billion	0	0

Portfolio Managers’ Ownership of Fund Shares

As of June 30, 2020, Ms. Agrawal had the following ownership in the Funds:

Fund(s) Managed	Dollar Range of Equity Securities Invested*
Natixis Sustainable Future 2015 Fund	A
Natixis Sustainable Future 2020 Fund	A
Natixis Sustainable Future 2025 Fund	A
Natixis Sustainable Future 2030 Fund	A
Natixis Sustainable Future 2035 Fund	A
Natixis Sustainable Future 2040 Fund	A
Natixis Sustainable Future 2045 Fund	A
Natixis Sustainable Future 2050 Fund	A
Natixis Sustainable Future 2055 Fund	A
Natixis Sustainable Future 2060 Fund	A

*	A. None

B. $1 – 10,000

C. $10,001 – $50,000

D. $50,001 – $100,000

E. $100,001 – $500,000

F. $500,001 – $1,000,000

G. over $1,000,000

Additionally, effective October 30, 2020, Daniel Conklin, Clifton V. Rowe, Jens Peers, Hua Cheng and Amber Fairbanks will no longer serve as portfolio managers of the Funds. Accordingly, all references and corresponding disclosure related to Mr. Conklin, Mr. Rowe, Mr. Peers, Mr. Cheng and Ms. Fairbanks are hereby deleted.